RELATED PARTY NOTE (Details Narrative) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Related Party Transaction [Line Items]
Due to related party	$ 0	$ 4,065	$ 4,370
Gaga Gvenetadze [Member]
Related Party Transaction [Line Items]
Due to related party		18,065
Operating Expenses [Member] | Gaga Gvenetadze [Member]
Related Party Transaction [Line Items]
Due to related party		4,065
Services Provided [Member] | Gaga Gvenetadze [Member]
Related Party Transaction [Line Items]
Due to related party		$ 14,000